Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories [Abstract]
Disclosure Of Aggregate Inventories [Text Block]

	December 31, 2020	December 31, 2019
Merchandise held for resale	15,977	11,439
Right of return assets	231	125
Other inventories	216	119
Inventory valuation allowance	(1,082)	(909)

	15,342	10,774